Average Annual Total Returns - AZL Gateway Fund	Apr. 30, 2021
S&P 500 Index
Average Annual Return:
1 Year	18.40%	[1]
5 Years	15.22%	[1]
10 Years	13.88%	[1]
AZL Gateway Fund
Average Annual Return:
1 Year	7.30%
5 Years	5.41%
10 Years	4.76%

[1]	Reflects no deduction for fees, expenses, or taxes.